Derivative Instruments (Narrative) (Details) $ in Thousands, BRL in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 11, 2016 USD ($)	Jul. 15, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 29, 2016 BRL instrument	Mar. 29, 2016 USD ($) instrument	Nov. 13, 2015 BRL	Nov. 13, 2015 USD ($)	Nov. 07, 2013 USD ($)
Derivative [Line Items]
Interest		$ 76,605	$ 64,229	$ 71,369
Forward Contracts [Member]
Derivative [Line Items]
Net collections (payments) to derivative instrument hedges		(1,307)	2,306	1,451
Total Equity Return Swap [Member] | Class A Shares Of Common Stock [Member]
Derivative [Line Items]
Settlement payment for share reductions	$ 9,681
JP Morgan Chase Bank, N.A. [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)												53.08%
Interest rate of derivative instrument (as a percent)										4.38%	4.38%
Notional amount of derivative					$ 32,400	$ 30,700	$ 28,300			BRL 108.0	$ 33,200	$ 47,300
Payments for derivative instrument		6,268
Proceeds from amendment of derivative instrument agreement			19,817
Loss on amendment to derivative instrument agreement			2,650
Deferred amount in accumulated other comprehensive income		658
Interest		2,795	1,933	3,512
Brazil Real [Member] | JP Morgan Chase Bank, N.A. [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Interest rate of derivative instrument (as a percent)										13.00%	13.00%
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional amount outstanding		12,295
Subsidiaries [Member] | Secured Loan Agreement [Member]
Derivative [Line Items]
Interest expense		6,519	$ 0	$ 0
Subsidiaries [Member] | Secured Loan Agreement [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of derivative								BRL 613.9	$ 167,300
Number of instruments held | instrument								5	5
Loss on derivative		18,177
Interest expense		$ 24,696
Subsidiaries [Member] | CDI [Member] | Secured Loan Agreement [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Basis point spread on variable rate (as a percent)								4.50%	4.50%